CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Equity Attributable to the Company	Common Stock	Additional paid-in Capital	Net Parent Investment	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests
Shares beginning balance (shares) at Dec. 30, 2018			0
Balances, beginning balance at Dec. 30, 2018	$ 435,348	$ 434,201	$ 0	$ 0	$ 438,209	$ 0	$ (4,008)	$ 1,147
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(178,902)	(183,059)			(183,059)			4,157
Other comprehensive loss	(3,610)	(3,610)					(3,610)
Net parent contribution	114,687	114,687			114,687
Shares ending balance (shares) at Dec. 29, 2019			0
Balances, ending balance at Dec. 29, 2019	367,523	362,219	$ 0	0	369,837	0	(7,618)	5,304
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(141,012)	(142,631)			(134,190)	(8,441)		1,619
Other comprehensive loss	(2,773)	(2,773)					(2,773)
Net parent contribution	(129,586)	(129,586)			(129,586)
Issuance of common stock, net of issuance cost (shares)			8,930,000
Issuance of common stock, net of issuance cost	297,541	297,541		297,541
Issuance of physical delivery forwards (shares)			3,797,000
Issuance of Physical Delivery Forward	58,466	58,466		58,466
Reclassification of Physical Delivery Forward	(64,089)	(64,089)		(64,089)
Issuance of convertible debt, net of issuance cost	52,189	52,189		52,189
Conversion of Net parent investment into common stock, net of issuance cost (shares)			21,268,000
Conversion of Net parent investment into common stock, net of issuance cost	(776)	(776)		105,285	(106,061)
Distribution to noncontrolling interests	(278)							(278)
Recognition of share-based compensation	$ 2,082	2,082		2,082
Shares ending balance (shares) at Jan. 03, 2021	33,995,116		33,995,000
Balances, ending balance at Jan. 03, 2021	$ 439,287	432,642	$ 0	451,474	0	(8,441)	(10,391)	6,645
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(255,746)	(254,520)				(254,520)		(1,226)
Other comprehensive loss	(1,453)	(1,453)					(1,453)
Issuance of common stock, net of issuance cost (shares)			9,916,000
Issuance of common stock, net of issuance cost	169,684	169,684		169,684
Issuance of common stock for stock-based compensation, net of tax withheld (shares)			336,000
Issuance of common stock for stock-based compensation, net of tax withheld	(4,245)	(4,245)		(4,245)
Recognition of share-based compensation	$ 7,348	7,348		7,348
Shares ending balance (shares) at Jan. 02, 2022	44,246,603		44,247,000
Balances, ending balance at Jan. 02, 2022	$ 354,875	$ 349,456	$ 0	$ 624,261	$ 0	$ (262,961)	$ (11,844)	$ 5,419